he

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 23.9%
	AEROSPACE & DEFENSE - 0.8%
41	Axon Enterprise, Inc.(a)	$ 16,472
87	Boeing Company (The)(a)	19,926
58	General Dynamics Corporation	19,969
66	General Electric Company	19,135
97	Howmet Aerospace, Inc.	23,576
49	Huntington Ingalls Industries, Inc.	17,850
57	L3Harris Technologies, Inc.	18,271
36	Lockheed Martin Corporation, Class B	18,647
29	Northrop Grumman Corporation	16,805
113	RTX Corporation	19,896
223	Textron, Inc.	21,399
16	TransDigm Group, Inc.	18,560
		230,506
	ASSET MANAGEMENT - 0.4%
451	Charles Schwab Corporation (The)	41,330
266	Raymond James Financial, Inc.	42,113
555	Robinhood Markets, Inc., Class A(a)	40,454
		123,897
	BANKING - 1.8%
578	Bank of America Corporation	30,900
286	Citigroup, Inc.	36,602
770	Citizens Financial Group, Inc.	50,089
683	Fifth Third Bancorp	34,669
3,024	Huntington Bancshares, Inc.	50,681
99	JPMorgan Chase & Company	31,010
1,615	KeyCorporation	35,708
230	M&T Bank Corporation	50,285
156	PNC Financial Services Group, Inc. (The)	34,788
1,766	Regions Financial Corporation	50,419
978	Truist Financial Corporation	50,367
605	US Bancorp	34,279
346	Wells Fargo & Company	28,452
		518,249

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	CHEMICALS - 1.2%
3,292	Dow, Inc.	$ 133,294
1,750	LyondellBasell Industries N.V., Class A	130,550
431	Qnity Electronics, Inc.	60,624
		324,468
	ELECTRICAL EQUIPMENT - 1.1%
645	Amphenol Corporation, Class A	94,989
251	Keysight Technologies, Inc.(a)	87,827
580	TE Connectivity plc	122,764
		305,580
	ENGINEERING & CONSTRUCTION - 1.0%
49	Comfort Systems USA, Inc.	90,172
107	EMCOR Group, Inc.	95,409
144	Quanta Services, Inc.	104,799
		290,380
	HEALTH CARE FACILITIES & SERVICES - 0.8%
280	Cardinal Health, Inc.	54,006
178	Cencora, Inc.	54,826
796	Henry Schein, Inc.(a)	59,374
67	McKesson Corporation	54,618
		222,824
	HEALTH CARE REIT - 0.9%
1,548	Alexandria Real Estate Equities, Inc.	62,709
3,483	Healthpeak Properties, Inc.	56,320
747	Ventas, Inc.	65,632
295	Welltower, Inc.	64,115
		248,776
	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
48	Goldman Sachs Group, Inc. (The)	44,341
609	Interactive Brokers Group, Inc., Class A	48,416
233	Morgan Stanley	44,407
		137,164
	INTERNET MEDIA & SERVICES - 0.9%
480	Alphabet, Inc., Class C	183,331

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	INTERNET MEDIA & SERVICES - 0.9% (Continued)
124	Meta Platforms, Inc., Class A	$ 75,877
		259,208
	LEISURE PRODUCTS - 0.9%
2,588	Hasbro, Inc.	248,034

	MACHINERY - 0.3%
84	Caterpillar, Inc.	74,769

	METALS & MINING - 1.7%
4,219	Freeport-McMoRan, Inc.	243,774
2,236	Newmont Corporation	248,397
		492,171
	OIL & GAS PRODUCERS - 1.8%
443	Chevron Corporation	85,636
554	Exxon Mobil Corporation	85,499
359	Marathon Petroleum Corporation	89,136
1,423	Occidental Petroleum Corporation	86,205
505	Phillips 66	90,472
307	Valero Energy Corporation	77,542
		514,490
	OIL & GAS SERVICES & EQUIPMENT - 0.9%
1,267	Baker Hughes Company	88,272
1,958	Halliburton Company	82,823
1,492	SLB Ltd.	84,865
		255,960
	RENEWABLE ENERGY - 0.1%
72	First Solar, Inc.(a)	14,536

	RETAIL - DISCRETIONARY - 0.9%
552	Ross Stores, Inc.	125,740
740	TJX Companies, Inc. (The)	115,995
		241,735
	SEMICONDUCTORS - 2.1%
55	Advanced Micro Devices, Inc.(a)	19,497

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	SEMICONDUCTORS - 2.1% (Continued)
51	Analog Devices, Inc.	$ 20,515
131	Applied Materials, Inc.	51,678
45	Broadcom, Inc.	18,784
274	Coherent Corp.(a)	87,600
211	Intel Corporation(a)	19,935
31	KLA Corporation	54,261
213	Lam Research Corporation	54,924
299	Microchip Technology, Inc.	27,780
43	Micron Technology, Inc.	22,238
16	Monolithic Power Systems, Inc.	25,831
94	NVIDIA Corporation	18,760
93	NXP Semiconductors N.V.	27,304
265	ON Semiconductor Corporation(a)	26,715
130	QUALCOMM, Inc.	23,345
293	Skyworks Solutions, Inc.	20,560
151	Teradyne, Inc.	51,864
86	Texas Instruments, Inc.	24,173
		595,764
	STEEL - 0.9%
556	Nucor Corporation	125,261
551	Steel Dynamics, Inc.	125,992
		251,253
	TECHNOLOGY HARDWARE - 2.4%
252	Arista Networks, Inc.(a)	43,523
88	Ciena Corporation(a)	46,427
480	Cisco Systems, Inc.	43,920
598	Corning, Inc.	98,216
137	F5, Inc.(a)	44,374
378	Jabil, Inc.	127,570
53	Lumentum Holdings, Inc.(a)	47,823
96	Motorola Solutions, Inc.	42,147
130	Teledyne Technologies, Inc.(a)	83,961
380	Zebra Technologies Corporation, Class A(a)	85,979
		663,940

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares		Fair Value
	COMMON STOCKS — 23.9% (Continued)
	TRANSPORTATION & LOGISTICS - 0.9%
1,235	Delta Air Lines, Inc.	$ 83,967
2,118	Southwest Airlines Company	80,315
902	United Airlines Holdings, Inc.(a)	81,180
		245,462
	TRANSPORTATION EQUIPMENT - 0.7%
109	Cummins, Inc.	73,140
513	PACCAR, Inc.	60,944
246	Westinghouse Air Brake Technologies Corporation	66,393
		200,477
	WHOLESALE - CONSUMER STAPLES - 0.9%
1,607	Archer-Daniels-Midland Company	119,786
990	Bunge Global S.A.	125,799
		245,585

	TOTAL COMMON STOCKS (Cost $5,579,082)	6,705,228

	EXCHANGE-TRADED FUNDS — 59.0%
	COMMODITY - 5.1%
46,410	Invesco DB Commodity Index Tracking Fund	1,443,351

	EQUITY - 22.1%
13,309	Global X MSCI Colombia ETF	513,594
5,797	Global X MSCI Greece ETF	405,500
4,496	iShares MSCI Israel ETF	587,897
7,373	iShares MSCI Italy ETF	425,864
5,592	iShares MSCI Peru and Global Exposure ETF	443,837
11,741	iShares MSCI Poland ETF	450,620
15,244	iShares MSCI Singapore ETF	441,771
6,118	iShares MSCI South Africa ETF	417,370
3,804	iShares MSCI South Korea ETF	611,531
7,805	iShares MSCI Spain ETF	442,309
2,257	Vanguard Small-Cap Growth ETF	756,006

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 59.0% (Continued)
	EQUITY - 22.1% (Continued)
3,495	Vanguard Value ETF			$ 722,696
				6,218,995
	FIXED INCOME - 24.8%
3,126	Arrow Reserve Capital Management ETF(i)			312,834
11,811	iShares 1-3 Year Treasury Bond ETF			974,171
14,474	iShares 20+ Year Treasury Bond ETF			1,239,264
9,412	iShares iBoxx $ High Yield Corporate Bond ETF			756,537
10,860	iShares iBoxx $ Investment Grade Corporate Bond ETF			1,182,111
11,631	iShares TIPS Bond ETF			1,297,554
12,123	State Street SPDR Bloomberg Convertible Securities ETF			1,224,908
				6,987,379
	MIXED ALLOCATION - 7.0%
100,000	Arrow Valtoro ETF(a)(i)			1,977,000

	TOTAL EXCHANGE-TRADED FUNDS (Cost $15,095,327)			16,626,725

		Expiration Date	Exercise Price
	RIGHT — 0.0%(b)
	ASSET MANAGEMENT - 0.0% (b)
25,422	Sycamore Partners, LLC - CVR (Cost $0)	8/28/2029	$3	–

	SHORT-TERM INVESTMENT — 2.8%
	MONEY MARKET FUND - 2.8%
789,936	First American Government Obligations Fund, Class X, 3.58%(c)(f) (Cost $789,936)			789,936

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Contracts(d)
	EQUITY OPTIONS PURCHASED - 11.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS PURCHASED - 11.1%
1,160	Galaxy Plus Financial Call Option(h)	Nomura	12/20/2026	$ 0.0001	$ 1,174,500	$ 801,142
840	Galaxy Plus Commodity Call Option(f)(g)	Nomura	12/20/2026	0.0001	850,500	2,312,571
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,025,000)					3,113,713

	TOTAL INVESTMENTS - 96.8% (Cost $23,489,345)					$ 27,235,602
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.2%					889,026
	NET ASSETS - 100.0%					$ 28,124,628

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(e)	Value and Unrealized Appreciation
5	COMEX Gold 100 Troy Ounces Future(f)			06/29/2026	$ 2,314,800	$ 231,010
	TOTAL FUTURES CONTRACTS					231,010

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2026.
(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAB Fund.
(g)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Commodity Call option are shown on the subsequent pages.
(h)	These securities provide exposure to daily returns of the reference asset that are not publicly available; the holdings of the Galaxy Plus Financial Call option are shown on the subsequent pages.
(i)	Affiliated Exchange-Traded Fund.

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Additional Information — Galaxy Plus Financial Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the financial feeder option as of April 30, 2026.
Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
(398)	3-Month Sonia	Dec-26	$ 96,013,768	21.41%	$ 1,691
(226)	Lif 3-Month Euribor	Dec-26	64,340,384	14.35%	1,686
(241)	CBT 2-Year T-Note	Jun-26	50,014,161	11.15%	2,878
(317)	Eurex E-Schatz	Jun-26	39,238,186	8.75%	712
(446)	SFE 3-Year Ausi Bond	Jun-26	32,793,546	7.31%	3,171
(253)	CME Japanese Yen	Jun-26	19,986,204	4.46%	(11,401)
(199)	IMM Canadian Dollar	Jun-26	14,530,178	3.24%	(11,416)
(14)	OSE 10-Year Japan Bond	Jun-26	11,134,285	2.48%	4,961
38	S&P Canadian 60	Jun-26	10,947,896	2.44%	11,107
(118)	SFE 10-Year T-Bond	Jun-26	8,985,100	2.00%	2,603
298	IMM MXP	Jun-26	8,510,443	1.90%	4,026
117	CME Australian Dollar	Jun-26	8,319,077	1.86%	10,783
(24)	3-Month Sonia	Dec-26	7,926,529	1.77%	1,079
55	New FTSE 100	Jun-26	7,794,661	1.74%	(336)
(57)	CBT 5-Year T-Note	Jun-26	6,221,617	1.39%	1,373
(33)	Swiss Franc	Jun-26	5,218,117	1.16%	(2,141)
19	OSE Topix	Jun-26	4,541,127	1.01%	9,175
(28)	IMM Euro FX	Jun-26	4,114,249	0.92%	(1,360)
10	OSE Nikkei SA	Jun-26	3,795,445	0.85%	16,827
(20)	Eurex BOBL	Jun-26	2,818,838	0.63%	122
18	SFE SPI 200	Jun-26	2,748,221	0.61%	2,947
8	IMM E-Mini S&P 500	Jun-26	2,743,862	0.61%	7,635
11	CBT Mini DOW	Jun-26	2,719,749	0.61%	6,103
4	IMM E-Mini NASDAQ	Jun-26	2,281,727	0.51%	9,910
1,785,305	U.S. Treasury Bill	Jun-26	1,777,098	0.40%	179
18	Canadian Government Bond	Jun-26	1,598,572	0.36%	(428)
11	Eurex Euro-BTP	Jun-26	1,440,352	0.32%	928
(9)	Eurex Bund	Jun-26	1,254,386	0.28%	(82)
(11)	CBT 10-Year T-Note	Jun-26	1,187,201	0.26%	440
(18)	IMM New Zealand Dollar	Jun-26	1,125,436	0.25%	(330)
1,076,680	U.S. Treasury Note	Aug-26	1,076,616	0.24%	122
8	Eurex Oat	Jun-26	1,068,317	0.24%	405
1,009,189	U.S. Treasury Bill	May-26	1,005,430	0.22%	105
966,150	U.S. Treasury Bill	Jun-26	961,006	0.21%	96
7	Lif Long GILT	Jun-26	865,716	0.19%	125
837,251	U.S. Treasury Bill	Jul-26	830,737	0.19%	83
7	CBT 30-Year T-Bonds	Jun-26	776,601	0.17%	(237)
682,842	U.S. Treasury Note	Oct-26	683,241	0.15%	(3)
620,791	U.S. Treasury Note	Aug-27	619,421	0.14%	60
491,863	U.S. Treasury Bill	May-26	490,320	0.11%	49
419,622	Allstate Corp.	Dec-26	417,980	0.09%	60
388,455	Becton Dickinson & Co.	Jun-27	385,838	0.09%	58
353,888	Duke Energy Corp.	Sep-26	351,939	0.08%	28
4	Mon CAC40 Index	Apr-26	349,448	0.08%	1,583
5	Eurex E-STXX 50	Jun-26	339,252	0.08%	1,175
314,221	U.S. Treasury Note	Apr-26	314,231	0.07%	(1)
3	Mon CAC40 Index	May-26	306,203	0.07%	(311)
303,170	U.S. Treasury Note	May-26	302,125	0.07%	128
299,204	Nextera Energy Cap. Holdings Inc.	Sep-27	301,014	0.07%	36
297,003	U.S. Treasury Bill	May-26	295,971	0.07%	32
9,914,780	Other Underlying Index Components		10,562,328	2.34%	2,161
					$ 78,596

ARROW DWA TACTICAL: BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2026

Additional Information — Galaxy Plus Commodity Call Option
The following table represents the top 50 positions based on the absolute notional values and related values within the commodity feeder option as of April 30, 2026.

Quantity	Description	Expiration	Notional Amount	Weight	Unrealized Appreciation/ (Depreciation)
370	CME Live Cattle	Jun-26	$ 36,691,409	14.18%	$ 68,752
228	LME Zinc	Jun-26	19,344,551	7.48%	(1,503)
210	LME Aluminum	Jun-26	18,692,810	7.22%	(9,502)
114	NYM Platinum	Jul-26	11,620,327	4.49%	(7,648)
1,011	SGX Iron Ore 62%	Jun-26	10,651,162	4.12%	12,642
74	NYM RBOB Gas	Jun-26	9,906,695	3.83%	69,122
166	CBOT Soybeans CSO	May-26	9,694,089	3.75%	673
20	CMX Gold	Jun-26	9,409,452	3.64%	(8,815)
154	CME Soybeans	Jul-26	9,101,797	3.52%	13,766
(491)	CSC Sugar	Jul-26	7,769,874	3.00%	(3,996)
42	Heating Oil	Jun-26	6,561,604	2.54%	28,708
57	ICE LS GasOil	Jun-26	6,433,902	2.49%	32,398
15	CMX Silver	May-26	5,901,421	2.28%	(10,089)
63	CME Crude	Jun-26	5,866,324	2.27%	27,930
(168)	ICEUS Cocoa	Jul-26	5,662,234	2.19%	(14,642)
245	CBT Corn	Jul-26	5,656,774	2.19%	7,872
134	CBT Bean Oil	May-26	5,485,927	2.12%	6,332
123	CBT Bean Oil	Jul-26	5,274,356	2.04%	30,046
51	IPE Brent Crude	Jun-26	5,192,674	2.01%	16,039
3,080,919	U.S. Treasury Bill	Jul-26	3,056,789	1.18%	312
2,985,441	U.S. Treasury Bill	Jun-26	2,965,371	1.15%	296
275	ICEUS Canola	Jul-26	2,961,821	1.14%	11,942
246	ICEUS Canola	May-26	2,538,495	0.98%	(6,379)
(91)	NYM Natural Gas	Jun-26	2,526,988	0.98%	2,396
15	CMX Copper	May-26	2,241,240	0.87%	2,679
2,203,223	U.S. Treasury Note	Aug-26	2,203,094	0.85%	268
2,092,269	U.S. Treasury Note	Oct-26	2,093,487	0.81%	(8)
17	ICEUS Coffee	Jul-26	1,843,474	0.71%	(4,430)
1,381,089	U.S. Treasury Note	Aug-27	1,378,046	0.53%	127
1,220,675	U.S. Treasury Bill	Jun-26	1,213,853	0.47%	125
1,124,992	U.S. Treasury Bill	Jun-26	1,119,861	0.43%	115
1,040,376	Allstate Corp.	Dec-26	1,036,275	0.40%	143
10	IPE Brent Crude	Aug-26	1,017,462	0.39%	14,185
959,756	U.S. Treasury Note	Apr-26	959,787	0.37%	(2)
23	CME Lean Hogs	Jun-26	944,345	0.36%	(41)
889,179	U.S. Treasury Bill	May-26	886,136	0.34%	91
865,700	Becton Dickinson & Co.	Jun-27	859,886	0.33%	152
814,833	Duke Energy Corp.	Sep-26	810,365	0.31%	55
2	CMX Silver	Jul-26	785,436	0.30%	1,702
(46)	CSC Sugar	May-26	748,097	0.29%	7,866
(22)	ICEUS Cocoa	May-26	728,199	0.28%	6,664
718,857	Nextera Energy Cap Holdings Inc.	Sep-27	723,161	0.28%	43
(22)	Chicago SRW Wheat	Jul-26	681,623	0.26%	(1,329)
671,829	U.S. Treasury Note	May-26	671,680	0.26%	67
671,829	U.S. Treasury Note	May-26	669,570	0.26%	312
617,123	Norfolk Southern Corp.	Jun-26	615,926	0.24%	64
610,405	Goldman Sachs Group Inc.	Jan-27	608,776	0.24%	77
613,284	Intel Corp	May-27	605,847	0.23%	78
600,807	WEC Energy Group Inc.	Sep-26	603,602	0.23%	69
4	CMX Copper	Jul-26	586,887	0.23%	3
21,565,512	Other Underlying Index Components		23,141,073	8.94%	(3,265)
					$ 292,462